UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

ANNUAL REPORT

JUNE 30, 2007

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

888-350-3369  or  440-922-0066       Fax: 440-922-0110       www.azzadfund.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds

During the twelve months ending June 30, 2007, stocks rallied as the global economy continued its strong performance. At home, U.S. stocks rallied on strong corporate earnings growth and increased buy-out activity by private equity firms. Large firms with operations in the booming economies of Latin America or China saw double digit returns. Mid-cap stocks also did extremely well, with small-cap stocks generating the weakest returns. From June 30, 2006 through June 30, 2007, the Azzad Ethical Mid Cap Fund—which invests in small, mid and large cap stocks—rose 10.21 percent and the Azzad Ethical Income Fund—which invests in stocks with dividend payments—rose 13.54 percent (“Fund” refers to one of the mutual funds while “Funds” refers to both mutual funds). The S&P 500 Index rose 20.59 percent during that same time period. The S&P 400 Index rose 17.08 percent.

The S&P Mid Cap Index performed well because of strength in the technology and industrial sectors. The financial sector also contributed to the positive performance. The ethical screens used at Azzad Asset Management prevent us from investing in the majority of securities in the financial sector and a portion of the securities in the industrial sectors. Part of our screening process excludes companies with large debt loads. This included many companies in the industrial sector.

Corporate Earnings Growth

Despite being several years into the current economic expansion, corporate earnings growth has held up rather well. In fact, 2006 was the fourth consecutive year that saw double-digit earnings growth in the companies that make up the S&P 500 Index. According to Thomson Financial, earnings for the companies in the S&P 500 rose 14.4 percent in 2006.

Over the long-term, stock prices are driven by earnings. The short-term is accentuated by times of high volatility, as witnessed recently in the current credit problems facing the market. However, as long as we see reasonable earnings growth rates and bonds yielding rates below 5 percent, we believe stock prices are likely to rise.

Corporate Buyouts

Several large publicly-traded companies have been bought out in recent months. Buyouts have become increasingly common due to the growth in private equity firms. Private equity companies are like mutual funds, but they only invest in companies that are not publicly-traded. The low cost of borrowing (up until recently) has helped fuel the buyout craze. Buyouts boost stock prices for two reasons: (1) investors bid up shares of other publicly-traded companies, anticipating other takeovers and (2) investors interpret buyouts as management optimism on future business prospects.

Share buybacks were also contributors to the positive performance. Companies sometimes buy back shares of their own company on the open market if managers believe shares are undervalued. A buyback reduces the amount of shares changing hands which can push shares up (fewer shares, higher prices). IBM actually borrowed money to buy back its own shares: $15 billion worth.

Recent events that occurred after the end of the Funds’ fiscal year have slowed down buy-out activity. This is one reason stock prices fell in July and August of 2007. However, the Federal Reserve has taken actions to ease the credit crunch. Many investors expect that the Federal Reserve will cut interest rates by the end of 2007.

Housing Slowdown

Unlike the first two factors identified above, the housing slowdown has had a negative effect on stock prices. The strong housing market in the past few years was credited with fueling consumer spending. If an individual’s house rose in value by $50,000, for example, selling the home or taking a home equity line of credit allowed that individual to purchase more goods and services.

The weakness in the housing market that appeared in late 2005 and continues today has changed the landscape. Homeowners are no longer able to use their homes as an ATM machine. S&P/Case-Shiller home price index—a measure of U.S. home prices—fell in May (the latest date we have data available) for the 18th consecutive month. The 10-city composite index fell 3.38% in May from a year earlier, while the 20-city index was down 2.83%.

Coming Year

Forecasting is more of an art than science. No one knows with certainty what the markets will do in the coming year.

However, what can be known is how markets have performed historically. In the past, equities have delivered a total return (including dividends) of roughly 10 percent per year. The 2008 fiscal year has gotten off to a volatile start, but we believe equities remain the best long-term investment option for the majority of investors. We believe the Azzad Ethical Mid Cap Fund and the Azzad Ethical Income Fund are well positioned to take advantage of this long-term trend.

Sincerely,

Omar Bassal, CFA

August 17, 2007

*Please contact your adviser if there are any changes in your financial situation or investment objectives, or if you wish to impose, add or modify any reasonable restrictions to the management of your account. Our current disclosure statement is set forth on Part II of Form ADV and is available for your review free of charge upon request. You can contact us at 888-862-9923. Remember, past performance does not guarantee future results.

Azzad Asset Management, Inc. 3141 Fairview Park Drive Suite 460 Falls Church, VA 22042-4517 USA

Phone: 703-207-7005  Fax: 703-852-7478 E-mail:   www.azzadfund.com

Total Returns*

(For the period ended June 30, 2007)

	One Year	Five Year	Since Inception (7/11/2000)
Azzad Ethical Income Fund	13.54%	6.54%	(6.66)%
S&P 500 Index **	20.59%	10.70%	2.20%

The estimated annualized gross expense ratio, before taking into account the fee waiver and/or expense reimbursement ***, as of the most recent prospectus dated November 5, 2006, was 3.04%.  For the period ended June 30, 2007, the actual ratio of expenses to average net assets before waivers and reimbursements was 2.38%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The index is an unmanaged benchmark that assumes reinvestment of all distributions and excluded the effect of taxes and fees.  The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs, interest, taxes, litigation, extraordinary expenses, and fees and expenses of underlying (acquired funds) do not exceed 2.25% of the Fund’s average daily net assets for a ten-year period beginning August 8, 2002.  Any waiver or expense reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal years after such waiver or expense was incurred, if the Fund is able to make the repayment without exceeding the 2.25% expense limitations.

Azzad Ethical Income Fund
12,000
10,000
8,000
6,000
4,000
2,000
-
$11,617
$6,220
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Azzad Ethical Income Fund
S&P 500 Index

This chart assumes an initial investment of $10,000 made on 7/11/2000 (commencement of operations).  Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Total Returns*

(For the period ended June 30, 2007)

	One Year	Five Year	Since Inception (12/22/2000)
Azzad Ethical Mid Cap Fund	10.21%	8.66%	2.18%
S&P 400 Index	17.08%	11.33%	5.80%
S&P 500 Index	20.59%	10.70%	3.89%

The estimated annualized gross expense ratio, before taking into account the fee waiver and/or expense reimbursement ***, as of the most recent prospectus dated November 5, 2006, was 2.41%.  For the period ended June 30, 2007, the actual ratio of expenses to average net assets before waivers and reimbursements was 2.45%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The index is an unmanaged benchmark that assumes reinvestment of all distributions and excluded the effect of taxes and fees.  The S&P 400 Index is composed of 400 medium capitalization domestic common stocks and is representative of a broader market range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs, interest, taxes, litigation, extraordinary expenses, and fees and expenses of underlying (acquired funds) do not exceed 2.25% of the Fund’s average daily net assets for a ten-year period beginning August 8, 2002.  Any waiver or expense reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal years after such waiver or expense was incurred, if the Fund is able to make the repayment without exceeding the 2.25% expense limitations.

Azzad Ethical MidCap Fund
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
-
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
$14,379
$12,788
$11,489
Azzad Ethical MidCap Fund
S&P 500 Index
S&P 400 Index

This chart assumes an initial investment of $10,000 made on 12/22/2000 (commencement of operations).  Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

AZZAD ETHICAL INCOME FUND

PORTFOLIO ANALYSIS

JUNE 30, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
4.49%
Technology
8.55%
Services
4.46%
Basic Materials
41.85%
Industrial Goods
28.00%
Healthcare
4.40%
Financial
8.25%

AZZAD ETHICAL MID CAP FUND

           PORTFOLIO ANALYSIS

              JUNE 30, 2007 (UNAUDITED)

	Azzad Ethical Income Fund
	Schedule of Investments
	June 30, 2007

Shares		Value

COMMON STOCKS - 55.43%

Chemicals & Allied Products - 4.09%
2,900	FMC Corp.	$ 259,231

Crude Petroleum & Natural Gas - 4.69%
2,000	Petrochina Co. Ltd.	297,360

Deep Sea Foreign Transportation - 2.47%
3,800	Genco Shipping & Trading Ltd.	156,788

Drilling Oil & Gas Wells - 4.65%
4,300	Atwood Oceanics, Inc. *	295,066

Electric Services - 2.49%
2,600	CPFL Energy, Inc.	157,898

Engines & Turbines - 4.31%
2,700	Cummins, Inc.	273,267

Measuring & Controlling Devices - 4.60%
4,200	Rockwell Automation, Inc.	291,648

Oil & Gas Field Services - 2.52%
4,000	Superior Energy Services, Inc. *	159,680

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.37%
6,500	RPM International, Inc.	150,215

Petroleum Refining - 7.26%
2,400	Chevron Corp.	202,176
3,500	Valero Energy Corp.	258,510
		460,686
Pharmaceutical Preparations - 2.44%
4,900	Bristol Myers Squibb Co.	154,644

Radiotelephone Communications - 2.53%
6,000	USA Mobility, Inc.	160,560

Real Estate Investment Trusts - 4.57%
3,200	Rayonier, Inc.	144,448
3,500	Plum Creek Timber Co., Inc.	145,810
		290,258
Services-Computer Programming and Data Processing - 2.20%
8,500	United Online, Inc.	140,165

Surgical & Medical Instruments - 4.24%
3,300	Teleflex, Inc.	269,874

TOTAL FOR COMMON STOCKS (Cost $3,274,572) - 55.43%		$ 3,517,340

TOTAL INVESTMENTS (Cost $3,274,572) - 55.43%		$ 3,517,340

OTHER ASSETS LESS LIABILITIES - 44.57%		2,827,513

NET ASSETS - 100.00%		$ 6,344,853

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	June 30, 2007

Shares		Value

COMMON STOCKS - 43.12%

Chemicals & Allied Products - 3.97%
1,400	FMC Corp.	$ 125,146

Computer Communications Equipment - 4.86%
3,500	Riverbed Technology, Inc. *	153,370

Crude Petroleum & Natural Gas - 4.71%
1,000	Petrochina Co. Ltd.	148,680

Drilling Oil & Gas Wells - 2.39%
1,100	Atwood Oceanics, Inc.	75,482

Engines & Turbines - 4.81%
1,500	Cummins, Inc.	151,815

Measuring & Controlling Devices - 2.64%
1,200	Rockwell Automation, Inc.	83,328

Oil & Gas Field Services - 2.53%
2,000	Superior Energy Services, Inc. *	79,840

Retail-Catalog & Mail-Order Houses - 3.99%
1,800	Nutri System, Inc. *	125,730

Retail-Drug Stores and Proprietary Stores - 3.81%
2,400	Express Scripts, Inc. *	120,024

Surgical & Medical Instruments - 4.15%
1,600	Teleflex, Inc.	130,848

Wholesale-Motor Vehicle Supplies - 5.26%
4,000	Keystone Automotive Industries, Inc. *	165,480

TOTAL FOR COMMON STOCKS (Cost $1,215,482) - 43.12%		$ 1,359,743

TOTAL INVESTMENTS (Cost $1,215,482) - 43.12%		$ 1,359,743

OTHER ASSETS LESS LIABILITIES - 56.88%		1,794,123

NET ASSETS - 100.00%		$ 3,153,866

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
June 30, 2007

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund
Assets:
Investment Securities at Value (Cost $3,274,572 and
$1,215,482, respectively)	$ 3,517,340	$ 1,359,743
Cash	2,377,359	1,497,067
Prepaid Expenses	3,377	3,377
Receivables:
Securities Sold	477,527	314,690
Shareholder Subscriptions	244	326
Dividends	1,953	294
Total Assets	6,377,800	3,175,497
Liabilities:
Accrued Management Fees (Note 3)	8,646	692
Accrued Distribution (12b-1) Fees (Note 7)	6,084	3,042
Other Accrued Expenses	18,217	17,897
Total Liabilities	32,947	21,631
Net Assets	$ 6,344,853	$ 3,153,866

Net Assets Consist of:
Paid In Capital	$ 5,859,658	$ 2,843,861
Accumulated Undistributed Realized Gain on Investments	242,427	165,744
Unrealized Appreciation in Value of Investments	242,768	144,261
Net Assets, for 1,090,830 and 312,004 Shares Outstanding, respectively	$ 6,344,853	$ 3,153,866

Net Asset Value Per Share	$ 5.82	$ 10.11

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the year ended June 30, 2007

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund
Investment Income:
Dividends	$ 61,235	$ 25,126
Total Investment Income	61,235	25,126

Expenses:
Advisory Fees (Note 3)	39,705	37,342
Transfer Agent Fees	15,768	15,768
Administrative Fees	10,651	10,651
Distribution (12b-1) Fees (Note 7)	9,926	9,336
Audit Fees	6,048	6,048
Blue Sky Fees	5,497	5,497
Custodial Fees	3,515	3,515
Legal Fees	1,394	1,394
Miscellaneous Fees	1,135	1,135
Insurance Fees	817	817
Total Expenses	94,456	91,503
Fees Waived and Reimbursed by the Advisor (Note 3)	(5,222)	(7,484)
Net Expenses	89,234	84,019

Net Investment Loss	(27,999)	(58,893)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	376,005	266,310
Net Change in Unrealized Appreciation on Investments	192,341	47,373
Net Realized and Unrealized Gain on Investments	568,346	313,683

Net Increase in Net Assets Resulting from Operations	$ 540,347	$ 254,790

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Income Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	6/30/2007	6/30/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (27,999)	$ (23,311)
Net Realized Gain on Investments	376,005	91,835
Unrealized Appreciation (Depreciation) on Investments	192,341	(58,462)
Net Increase in Net Assets Resulting from Operations	540,347	10,062

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(106,539)	(67,014)
Net Change in Net Assets from Distributions	(106,539)	(67,014)

Capital Share Transactions (Note 4)	3,785,134	687,592

Total Increase in Net Assets	4,218,942	630,640

Net Assets:
Beginning of Year	2,125,911	1,495,271

End of Year (Includes Undistributed Net Investment Loss of $0 and $0,	$ 6,344,853	$ 2,125,911
Respectively)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Changes in Net Assets

	For the Years
	Ended
	6/30/2007	6/30/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (58,893)	$ (51,954)
Net Realized Gain on Investments	266,310	309,367
Unrealized Appreciation (Depreciation) on Investments	47,373	(66,218)
Net Increase in Net Assets Resulting from Operations	254,790	191,195

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(219,575)	(211,619)
Net Change in Net Assets from Distributions	(219,575)	(211,619)

Capital Share Transactions (Note 4)	(46,059)	929,727

Total Increase (Decrease) in Net Assets	(10,844)	909,303

Net Assets:
Beginning of Year	3,164,710	2,255,407

End of Year (Includes Undistributed Net Investment Loss of $0 and $0,	$ 3,153,866	$ 3,164,710
Respectively)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	6/30/2007	6/30/2006	6/30/2005	6/30/2004	6/30/2003

Net Asset Value, at Beginning of Year	$ 5.31	$ 5.31	$ 5.07	$ 4.51	$ 4.53

Income From Investment Operations:
Net Investment Loss *	(0.04)	(0.06)	(0.05)	(0.05)	(0.03)
Net Gain on Securities (Realized and Unrealized)	0.75	0.23	0.29	0.61	0.01
Total from Investment Operations	0.71	0.17	0.24	0.56	(0.02)

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00
Realized Gains	(0.20)	(0.17)	0.00	0.00	0.00
Total from Distributions	(0.20)	(0.17)	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 5.82	$ 5.31	$ 5.31	$ 5.07	$ 4.51

Total Return **	13.54%	3.18%	4.73%	12.42%	(0.44)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,345	$ 2,126	$ 1,495	$ 1,203	$ 601
Before Waivers
Ratio of Expenses to Average Net Assets	2.38%	3.04%	6.14%	4.29%	16.29%
Ratio of Net Investment Loss to Average Net Assets	(0.84)%	(1.89)%	(4.91)%	(3.17)%	(15.15)%
After Waivers
Ratio of Expenses to Average Net Assets	2.25%	2.25%	2.25%	2.22%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(0.71)%	(1.10)%	(1.02)%	(1.10)%	(1.11)%
Portfolio Turnover	719.22%	145.55%	122.47%	156.29%	82.52%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	6/30/2007	6/30/2006	6/30/2005	6/30/2004	6/30/2003

Net Asset Value, at Beginning of Year	$ 9.65	$ 9.30	$ 8.30	$ 7.33	$ 7.51

Income From Investment Operations:
Net Investment Loss *	(0.15)	(0.16)	(0.14)	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.09	1.18	1.14	1.00	(0.15)
Total from Investment Operations	0.94	1.02	1.00	0.97	(0.18)

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00
Realized Gains	(0.48)	(0.67)	0.00	0.00	0.00
Total from Distributions	(0.48)	(0.67)	0.00	0.00	0.00

Net Asset Value, at End of Year	$ 10.11	$ 9.65	$ 9.30	$ 8.30	$ 7.33

Total Return **	10.21%	11.04%	12.05%	13.23%	(2.40)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,154	$ 3,165	$ 2,255	$ 1,167	$ 289
Before Waivers
Ratio of Expenses to Average Net Assets	2.45%	2.41%	5.22%	6.69%	36.78%
Ratio of Net Investment Loss to Average Net Assets	(1.78)%	(1.81)%	(4.63)%	(5.28)%	(35.23)%
After Waivers
Ratio of Expenses to Average Net Assets	2.25%	2.25%	2.25%	2.20%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(1.58)%	(1.65)%	(1.65)%	(0.79)%	(0.70)%
Portfolio Turnover	535.74%	147.73%	144.86%	185.48%	33.94%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

Note 1. Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. There are two series within the Trust that are presently operating. The Azzad Ethical Income Fund (the "Income Fund"), commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad Ethical Mid Cap Fund (the “Mid Cap Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

The Azzad Ethical Mid Cap Fund’s primary investment objective is to provide shareholders with long-term capital appreciation.

The Azzad Ethical Income Fund’s primary investment objective is to provide shareholders with current income and, as a secondary objective, the Fund seeks appreciation of capital consistent with ethical principles.

Each Fund should be considered a long-term investment and is not appropriate for short-term goals. Each Fund may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) Programs sponsored by Azzad Asset Management, Inc.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Security Transactions and Related Investment Income- Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes- The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provision is required.

Dividends and Distributions to shareholders- Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds will distribute their net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (CONTINUED)

New Accounting Pronouncements- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Funds’ financial statements has not yet been determined.

Note 3. Transactions with the Advisor and Affiliates

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Funds’ investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% and 1.00% for the Income Fund and Mid Cap Fund respectively, of the average daily net assets. Wright Investors Services was the Sub-Advisor to the Funds until January 1, 2007.  The Sub-Advisor was compensated directly by the Advisor.

For the year ended June 30, 2007, the Advisor earned $39,705 and $37,342 from the Income Fund and Mid Cap Fund, respectively. The Advisor was owed $8,646 and $692 from the Income Fund and Mid Cap Fund, respectively.

The Advisor has agreed to waive all or a portion of it’s management fees and/or reimburse the Funds for operating expenses to the extent necessary to limit the Funds operating expenses to 2.25% of the average daily net assets. This agreement is in effect for a ten year period beginning period of August 8, 2002. For the year ended June 30, 2007, the Advisor waived fees of $5,222 for the Income Fund and $7,484 for the Mid Cap Fund.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by Advisor to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to Advisor during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  At June 30, 2007, the cumulative unreimbursed amount paid or waived by Advisor on behalf of the Funds are $67,522 and $56,504 for the Azzad Ethical Income Fund and the Azzad Ethical Midcap Fund, respectively.  At June 30, 2007, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Azzad Ethical Income Fund	Azzad Ethical Mid-Cap Fund
June 30, 2005	June 30, 2008	$45,428	$43,988
June 30, 2006	June 30, 2009	16,872	5,032
June 30, 2007	June 30, 2010	5,222	7,484

Note 4. Capital Share Transactions

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the year indicated:

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (CONTINUED)

Azzad Ethical Income Fund	Year Ended 6/30/2007	Year Ended 6/30/2006
	Shares	Amount	Shares	Amount
Shares Sold	810,489	$4,453,983	269,027	$1,487,186
Shares issued in reinvestment of distributions	8,325	45,787	12,521	67,014
Shares redeemed	(128,169)	(714,636)	(162,588)	(866,608)
Net Increase	690,645	$3,785,134	118,960	$687,592

As of June 30, 2007 paid-in-capital totaled $5,859,658.

Azzad Ethical Midcap Fund	Year Ended 6/30/2007	Year Ended 6/30/2006
	Shares	Amount	Shares	Amount
Shares Sold	318,538	$3,052,927	241,285	$2,365,208
Shares issued in reinvestment of distributions	6,114	56,798	22,192	211,488
Shares redeemed	(340,674)	(3,155,784)	(177,897)	(1,646,969)
Net Increase (Decrease)	(16,022)	$(46,059)	85,580	$929,727

As of June 30, 2007 paid-in-capital totaled $2,843,861.

Note 5. Investment Transactions

For the year ended June 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $23,771,308 and $22,829,529, respectively for the Azzad Ethical Income Fund and $17,771,889 and $19,753,647, respectively for the Azzad Ethical Midcap Fund.  Purchases and sales of U.S. Government obligations for the Azzad Ethical Income Fund and Azzad

Note 6. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2007 was $3,294,585 and $1,277,120 for the Azzad Ethical Income Fund and Azzad Ethical Midcap Fund, respectively.

At June 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Azzad Ethical Income Fund	$273,505	($10,724)	$262,781
Azzad Ethical Midcap Fund	$206,850	($951)	$205,889

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Azzad Ethical Income Fund	Value
Undistributed capital gains	$242,427
Unrealized appreciation on investments	262,781
$ 505,208

Azzad Ethical Midcap Fund	Value
Undistributed capital gains	165,744
Unrealized appreciation on investments	205,889
$ 371,643

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (CONTINUED)

The difference between book and tax cost for each Fund represents wash sale transactions.

On December 29, 2006 the Azzad Ethical Income Fund paid a short-term capital gain of $0.0507 per share and a long-term capital gain of $0.14660 per share for a total distribution of $106,539 for the year ended June 30, 2007.

On December 29, 2006 the Azzad Ethical Midcap Fund paid a short-term capital gain of $0.1255 per share and a long-term capital gain of $0.3569 per share for a total distribution of $219,575 for the year ended June 30, 2007.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 7. Distribution Plan

Each Fund maintains a distribution expense plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution expenditures incurred in connection with the sale and promotion of the Fund and the furnishing of services to shareholders of the Fund.  Each Plan provides that the Fund may pay up to a maximum on an annual basis of 0.25% of the average daily value of the net assets of the Fund.  Permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Fund’s Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Fund; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Fund’s assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the year ended June 30, 2007, FolioFn Investments, Inc. (“FolioFn”) received $9,926 and $9,336 from the Income Fund and Mid Cap Fund, respectively, pursuant to the Plans.  At June 30, 2007, the Income Fund owed $6,084 to FolioFn and the Mid Cap Fund owed $3,042 to FolioFn, pursuant to the Plans.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2007, FolioFn, in aggregate, owned approximately 74% of the Income Fund and 51% of the Mid Cap Fund for the benefit of others.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Azzad Funds

We have audited the accompanying statements of assets and liabilities of the Azzad Ethical Income Fund and the Azzad Ethical Mid Cap Fund, (the Funds), each a series of The Azzad Funds, including the schedules of investments, as of June 30, 2007 and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the two periods in the year ended June 30, 2004 were audited by other auditors whose report dated August 20, 2004 expressed unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of June 30, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
August 24, 2007

Azzad Funds
Expense Illustration
June 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Azzad Ethical Income Fund and Azzad Ethical Midcap Fund, you incur ongoing costs which typically consist of management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2007	June 30, 2007	January 1, 2007 to June 30, 2007

Actual	$1,000.00	$1,058.18	$11.48
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Azzad Ethical Mid Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2007	June 30, 2007	January 1, 2007 to June 30, 2007

Actual	$1,000.00	$1,088.27	$11.65
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.64	$11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of directors has determined that  Shamshad Hussain is an audit committee financial expert.  Shamshad Hussain is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2007

$ 16,000

FY 2006

$ 15,500

Nature of the fees: Audit of Financial Statements and Auditor Consent

(b)

Audit-Related Fees

Registrant

FY2007

$ 0

FY2006

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2007

$ 2,000

FY 2006

$ 1,500

Nature of the fees:

Preparation of Tax services and Filing

(d)

All Other Fees

Registrant

FY2007

$ 0

FY2006

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The board of directors must approve an independent auditor who shall perform any audit or non-audit services for the Azzad Funds prior to such engagement. The board must also approve external auditors who shall perform non audit services that directly relate to the operations or financial reporting of the Azzad Funds for an entity controlled by Azzad Asset Management, Inc., (advisor to the Azzad Funds).

The board of directors must approve any non-audit services that qualify under the deminimis exception described under the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, prior to the completion of an audit.

However, the board is not required to grant pre-approval to engagements established prior to the implementation of this pre-approval policy.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

0%

Tax Fees:

0%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2007

$ 0

FY 2006

$ 0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date September 7, 2007